Guarantor Financial Information - Consolidating Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	$ 802	$ 659	$ 544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(495)	(365)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	1,999	6	1,065
Repayments of debt	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Capital contributions from parent		2,077
Activity under stock plans	(5)	(2)	(4)
Net cash (used in)/provided by financing activities	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	318	418	511
Cash and cash equivalents at end of period	287	318	418
Nielsen [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	(1)	1	3
Financing activities:
Repayments of debt	(106)	(505)	(64)
Capital contributions from parent	15	2,077	(9)
Settlement of derivatives, intercompany and other financing activities	92	(1,578)	69
Net cash (used in)/provided by financing activities	1	(6)	(4)
Effect of exchange-rate changes on cash and cash equivalents		4
Net decrease in cash and cash equivalents		(1)	(1)
Cash and cash equivalents at beginning of period		1	2
Cash and cash equivalents at end of period			1
Issuers [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	127	132	(15)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	1,998		1,065
Repayments of debt	(2,120)	(1,603)	(1,161)
Settlement of derivatives, intercompany and other financing activities	(5)	1,471	109
Net cash (used in)/provided by financing activities	(127)	(132)	13
Net decrease in cash and cash equivalents			(2)
Cash and cash equivalents at beginning of period			2
Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	303	104	185
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(142)	(112)	(35)
Proceeds from sale of subsidiaries and affiliates, net	(4)	4	17
Additions to property, plant and equipment and other assets	(59)	(102)	(112)
Additions to intangible assets	(204)	(172)	(143)
Other investing activities		(1)	2
Net cash used in investing activities	(409)	(383)	(271)
Financing activities:
Proceeds from issuances of debt, net of issuance costs		6
Repayments of debt	(4)	(2)	(3)
Increase/(decrease) in other short-term borrowings		(2)	4
Activity under stock plans	(3)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	104	246
Net cash (used in)/provided by financing activities	97	246	(3)
Effect of exchange-rate changes on cash and cash equivalents		1	(6)
Net decrease in cash and cash equivalents	(9)	(32)	(95)
Cash and cash equivalents at beginning of period	33	65	160
Cash and cash equivalents at end of period	24	33	65
Non-Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	373	422	371
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(18)	(20)	(20)
Proceeds from sale of subsidiaries and affiliates, net		1
Additions to property, plant and equipment and other assets	(73)	(75)	(66)
Additions to intangible assets	(22)	(18)	(13)
Other investing activities			5
Net cash used in investing activities	(113)	(112)	(94)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	1
Increase/(decrease) in other short-term borrowings	3	(4)	(10)
Activity under stock plans	(2)
Settlement of derivatives, intercompany and other financing activities	(289)	(361)	(260)
Net cash (used in)/provided by financing activities	(287)	(365)	(270)
Effect of exchange-rate changes on cash and cash equivalents	5	(12)	(2)
Net decrease in cash and cash equivalents	(22)	(67)	5
Cash and cash equivalents at beginning of period	285	352	347
Cash and cash equivalents at end of period	263	285	352
Consolidated [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	802	659	544
Investing activities:
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(132)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(495)	(365)
Financing activities:
Proceeds from issuances of debt, net of issuance costs	1,999	6	1,065
Repayments of debt	(2,230)	(2,110)	(1,228)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Capital contributions from parent	15	2,077	(9)
Activity under stock plans	(5)	(2)	(4)
Settlement of derivatives, intercompany and other financing activities	(98)	(222)	(82)
Net cash (used in)/provided by financing activities	(316)	(257)	(264)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(100)	(93)
Cash and cash equivalents at beginning of period	318	418	511
Cash and cash equivalents at end of period	$ 287	$ 318	$ 418